Financial Assets and Financial Liabilities	12 Months Ended
Jun. 30, 2026
Non-Financial Assets and Liabilities [Abstract]
Financial assets and financial liabilities

5 Financial assets and financial liabilities

(a) Cash and cash equivalents

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Current assets
Cash at bank and on hand	4,138,074	29,116,835	18,575,040
	4,138,074	29,116,835	18,575,040

(i) Reconciliation to cash flow statement

The above figures reconcile to the amount of cash shown in the consolidated statement of cash flows at the end of the financial year and period, respectively, as follows:

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Balances as above
Balances per statement of cash flows	4,138,074	29,116,835	18,575,040
	4,138,074	29,116,835	18,575,040

(ii) Classification as cash equivalents

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition and are repayable with 24-hour notice with no loss of interest.

(iii) Risk exposure

The group’s exposure to interest rate risk is discussed in note 10. The maximum exposure to credit risk at the end of the reporting year is the carrying amount of each class of cash and cash equivalents mentioned above.

(b) Trade and other receivables

	30-Jun-26			30-Jun-25			30-Jun-24
		Non-			Non-			Non-
	Current	current	Total	Current	current	Total	Current	current	Total
	$	$	$	$	$	$	$	$	$
Trade receivables	1,227,040	-	1,227,040		-	-	-	-	-
Accrued receivables (i)	15,877,895	-	15,877,895	10,171,532	-	10,171,532	802,988	-	802,988
Other receivables	342,493	-	342,493	228,528	-	228,528	184,425	-	184,425
	17,447,428	-	17,447,428	10,400,060	-	10,400,060	987,413	-	987,413

(i) Accrued receivables

Accrued receivables comprise $15,877,895 from the Australian Taxation Office in relation to the R&D tax incentive (30 June 2025: $10,171,532).

(c) Trade and other payables

		30-Jun-25			30-Jun-25			30-Jun-24
			Non-			Non-			Non-
		Current	current	Total	Current	current	Total	Current	current	Total
	Notes	$	$	$	$	$	$	$	$	$
Trade payables		5,466,476	-	5,466,476	6,347,397	-	6,347,397	6,434,524	-	6,434,524
Amounts due to employees	15(b)	-	-	-	-	-	-	490,335	-	490,335
Accrued expenses		4,836,856	-	4,836,856	2,750,662	-	2,750,662	1,680,442	-	1,680,442
Other payables		228,468	-	228,468	242,934		242,934	248,302	-	248,302
R&D advance		-	-	-	-	-	-	2,003,190	-	-
		10,531,800	-	10,531,800	9,340,993	-	9,340,993	10,856,793	-	8,853,603

(d) Other financial liabilities

	30 June 2026			30 June 2025
	Current	Non- current	Total	Current	Non- current	Total
	$	$	$	$	$	$
Diaprost contingent consideration	1,979,902	6,916,482	8,896,384	1,328,087	8,841,829	10,169,916
NanoMab contingent consideration(1)	4,502,764	1,050,443	5,553,207	1,832,833	4,899,858	6,732,691
NeoIndicate contingent consideration(2)	-	-	-	-	1,870,454	1,870,454
Pivalate contingent consideration	378,184	1,646,950	2,025,134	225,245	1,933,981	2,159,226
Pharma15 deferred consideration(3)	-	-	-	-	-	-
Pharma15 contingent consideration	-	-	-	-	1,134,164	1,134,164
TRIMT contingent consideration	-	7,758,256	7,758,256	-	8,423,667	8,423,667
UCLA contingent consideration	-	-	-	-	-	-
MD Anderson contingent consideration	-	1,540,798	1,540,798	35,172	1,573,034	1,608,206
Advanced payment liability	-	-	-	-	-	-
	6,860,850	18,912,929	25,773,779	3,421,337	28,676,987	32,098,324

(1)	Payment to be made in the form of ordinary shares in the company, based on the price of the 7-day volume weighted average price (VWAP) prior to the announcement of the milestone on the ASX.
(2)	The NeoIndicate asset was handed back to the university during the financial year, resulting in the unwinding of contingent consideration for its milestone payments.
(3)	The Pharma15 asset was fully impaired during the year and as a result the likelihood of milestones being met for the progression of the asset has been also reduced to nil.

The contingent consideration includes amounts related to the provision of milestone payments. For more information, please refer to note 13.

Advance payment liability relates to the share placement agreement with Lind Global Fund II, LP. The amount represents the fair value of the advance payment liability under the agreement and was repaid in fiscal 2025.

(e) Financial liabilities with significant estimation uncertainty

Total
At 30 June 2026	$
Financial Liabilities
NanoMab contingent consideration	5,553,207
Diaprost contingent consideration	8,896,384
TRIMT contingent consideration	7,758,256
Pivalate contingent consideration	2,025,134
NeoIndicate contingent consideration	-
Pharma15 contingent consideration	-
MD Anderson contingent consideration	1,540,798
Advance payment liability	-
Total financial liabilities	25,773,779

Total
At 30 June 2025	$
Financial Liabilities
NanoMab contingent consideration	6,732,691
Diaprost contingent consideration	10,169,916
TRIMT contingent consideration	8,423,667
Pivalate contingent consideration	2,159,226
NeoIndicate contingent consideration	1,870,454
Pharma15 contingent consideration	1,134,164
Pharma15 deferred consideration	-
MD Anderson contingent consideration	1,608,206
Total financial liabilities	32,098,324

Contingent consideration

The amortized cost of contingent consideration relating to the acquisition of licenses is estimated using a present value technique which discounts the management’s estimate of the probability that the milestone will be achieved. For more information refer to note 13 and note 9.

The weighted average effective interest rate used at 30 June 2026 for all assets except for NanoMab was 8.46% (2025: 8.46%). For the NanoMab asset it was 9.21% (2025: 8.46%). The rate for NanoMab was different as an amendment to the agreement was entered into during the year and the effective interest rate was recalculated at the date of amendment. The effective interest rate for each instrument was based on the expected rate of return for the instrument, which has been determined using the pricing model. Contingent consideration is carried on the statement of financial position sheet at amortized cost using the effective interest method.